Deferred Tax Benefit - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Net operating loss carry forwards	$ 38,400,000
Deferred tax asset, valuation allowance	$ 16,266,000	$ 11,419,000
U.S. Federal and State statutory rate	39.00%